10. Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories Tables
Inventories
	2017	2016

Stores	3,564	3,400
Distribution centers	1,307	1,255
Real estate inventories (note 10.3)	24	61
Allowance for losses on inventory obsolescence and damages (note 10.2)	(73)	(75)
	4,822	4,641

Estimated losses on obsolescence and breakage
	2017	2016	2015
At the beginning of the year	(75)	(150)	(91)
Additions	(110)	(208)	(129)
Write-offs	111	164	72
Exchange rate changes	-	1	(2)
Assets held for sale and discontinued operations (note 32)	1	118	-
At the end of the year	(73)	(75)	(150)